Average Annual Total Returns - Class K - iShares Edge MSCI Multifactor USA Index Fund - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	26.14%
Since Inception	12.32%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	24.85%
Since Inception	10.84%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	16.20%
Since Inception	9.24%
Inception Date	Jul. 13, 2016